7. Equity instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification [Abstract]
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading		R$ 1,818,276	R$ 2,029,470	R$ 766,333
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		438,912	171,453	298,297
Financial Assets Measured At Fair Value Through Other Comprehensive Income		72,173	157,306	40,986
Total		2,329,361	2,358,229	1,105,616
Type:
Shares of Brazilian companies		1,953,128	665,027	783,475
Shares of foreign companies		13,617	0	1,933
Investment funds	[1]	362,616	1,693,202	320,208
Total		R$ 2,329,361	R$ 2,358,229	R$ 1,105,616

[1]	Composed mainly by investment on fixed income, public and private securities,